Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

	December 31,		Approximate Range	Weighted Average
	2012	2011	of Useful Lives	Useful Life
Utility plant and equipment:
Mains and accessories	$2,190,078	$1,984,171	26 to 92 years	75 years
Services, hydrants, treatment
plants and reservoirs	1,275,221	1,165,983	5 to 85 years	47 years
Operations structures and water tanks	233,743	213,368	14 to 70 years	48 years
Miscellaneous pumping and
purification equipment	594,687	507,035	5 to 145 years	36 years
Meters, data processing, transportation
and operating equipment	573,899	529,160	3 to 78 years	23 years
Land and other non-depreciable assets	95,436	81,421	-	-
Utility plant and equipment	4,963,064	4,481,138
Utility construction work in progress	107,944	61,232	-	-
Net utility plant acquisition adjustment	(31,347)	(33,839)	0 to 52 years	22 years
Non-utility plant and equipment	10,739	9,435	0 to 25 years	5 years
Total property, plant and equipment	$5,050,400	$4,517,966